Available for Sale Securities and Other Investments (Tables)	12 Months Ended
Nov. 30, 2019
Investments [Abstract]
Schedule of Available for Sale Securities
The amortized cost, gross unrealized gains and losses and estimated fair value of investments classified as available for sale are as follows (in thousands):

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
November 30, 2018
Bonds and notes:
U.S. government securities	$1,073,038	$1	$183	$1,072,856
Residential mortgage-backed securities	211,209	376	1,067	210,518
Commercial mortgage-backed securities	16,068	—	426	15,642
Other asset-backed securities	111,447	1	578	110,870
Total Available for sale securities	$1,411,762	$378	$2,254	$1,409,886